INVENTORIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories recognized as expense	$ 457,526	$ 437,732	$ 405,800
Amount expensed (credited) to cost of sales	$ 2,274	$ 155	$ 10,255